8. STOCK BASED COMPENSATION- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
8. STOCK BASED COMPENSATION

8. STOCK BASED COMPENSATION

During the periods ended December 31, 2012 and 2011 the Company granted restricted stock to independent contractors and consultants for payment of services.

On April 2, 2010 the Company adopted its 2010 Equity Incentive Plan. Reserved for equity issuances under the Equity Incentive Plan are 50,000,000 shares of our common stock. During 2011 14,116,433 shares of common stock were issued under the provisions of the 2010 Equity Incentive Plan for which $92,065 of expenses were recognized.

On June 1, 2010 the Company adopted its 2010 Service Provider Stock Compensation Plan. Reserved for equity issuances under the Service Provider Stock Compensation Plan are 50,000,000 shares of our common stock. No equity issuances were made during the reporting period from the 2010 Service Provider Stock Compensation Plan.

During 2013 and 2012, the Company issued the following compensatory shares outside of its existing Stock Option and Restricted Share Plans at the discretion of the Board of Directors:

For the year ended December 31, 2013 13,111,904 shares of common stock were issued in payment of expenses and prepaid expenses amounting to $328,000.

For the year ended December 31, 2012 14,250,000 shares of common stock were issued in payment of expenses and prepaid expenses amounting to $285,000.

For the year ended December 31, 2012 1, 500,000 shares of preferred stock were issued in payment of expenses and liabilities amounting to $161,463.

In addition, 4,500,000 shares of common stock were issued during 2013 in payment of accounts payable of $90,900 and another 1,500,000 shares of common stock were issued in payment of notes payable of $7,500.

In addition, shares of common stock were issued in 2012 in payment of accounts payable amounting to $28,500, in payment of accrued compensation of $108,501, in payment of notes payable of $15,000 and accrued interest of $75,000.

Independent contractors and consultants’ expense was based on the estimated value of services rendered or the value of the common stock issued, if more reliably determined.

Stock Options and Warrants

On April 2, 2010, the Company adopted its 2010 Equity Incentive Plan, which authorized, among other forms of incentives, the issuance of stock options. Reserved for equity issuances under the 2010 Equity Incentive Plan are 50,000,000 shares of our common stock. No equity issuances have been made from the 2010 Equity Incentive Plan. Stock options, which may be tax qualified and non-qualified, are exercisable for a period of up to ten years at prices at or above market prices as established on the date of the grant.

Stock Options

Certain nonqualified stock options were issued during the year ended December 31, 2013 to a member of the board of directors as compensation for services performed.

		Weighted	Weighted Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value

Outstanding at January 1, 2013	—	$—	—	$—
Granted	15,000,000	$0.03	4.14	$—
Exercised	—	$—	—	$—
Forfeited	(5,000,000)	$—	—	$—
Outstanding at December 31, 2013	10,000,000	$0.03	4.14	$—

Exercisable at December 31, 2013	10,000,000	$0.03	4.14	$—

The Company uses the Black-Scholes option pricing model to calculate the fair value of options. Significant assumptions used in this model include:

	Year ended
	December 31	December 31
	2013	2012

Annual Dividend	—	NA
Expected Life (in years)	5	NA
Risk Free Interest Rate	0.78%	NA
Expected Volatility	325.25%	NA

The 10,000,000 options granted for the year ended December 31, 2013 had a weighted average grant date fair value of $0.03.